5. STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Outstanding warrants
Warrants (Underlying Shares)		Exercise Price	Expiration Date
471,856	(1)	$0.65 per share	July 26, 2013
3,590,525	(2)	$0.65 per share	March 1, 2014
471,856	(3)	$0.80 per share	July 26, 2014
3,590,522	(4)	$0.80 per share	March 1, 2015
6,790	(5)	$1.01 per share	September 10, 2015
285,186	(6)	$1.05 per share	November 20, 2016

Warrants (Underlying Shares)
Outstanding, January 1, 2012	31,217,117
Issuances	—
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding, December 31, 2012	20,801,512

Schedule of assumptions used to determine fair value of stock options
	2012	2011
Expected volatility	141%	146%
Expected option life in years	10.0	10.0
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.84%	1.94%
Weighted average fair value per option at grant date	$0.76	$1.18